Note 22 Memorandum item subordinated liabilities at amortized cost (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subordinated liabilities at amortized cost [Line Items]
Subordinated deposits	€ 24	€ 14	€ 12
Subordinated certificates	12,485	14,794	16,476
Preferred stock	0	0	194
Compound convertible financial instruments	4,876	5,271	6,133
Other non convertible subordinated liabilities	7,609	9,523	10,149
Total subordinated liabilities at amortized cost	€ 12,509	€ 14,808	€ 16,488